MAJOR SUBCONTRACTORS (Details) (Cost of Goods, Total [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Percentage	81.00%	80.00%	77.00%